Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization [Abstract]
ORGANIZATION

NOTE 1 – ORGANIZATION

Recovery Energy, Inc. (“Recovery”, “ours”, “us” or the “Company”), a Nevada corporation, is an independent oil and gas company engaged in the exploration, development and production of crude oil and natural gas.  The Company has focused on the Denver-Julesburg Basin (“DJ Basin”) where it holds 126,000 net acres located in Wyoming, Colorado, and Nebraska.

NOTE 1 – ORGANIZATION

On September 21, 2009, Universal Holdings, Inc. (“Universal”), a Nevada corporation, completed the acquisition of Coronado Acquisitions, LLC (“Coronado”). Under the terms of the acquisition, Coronado was merged into Universal. On October 12, 2009, Universal changed its name to Recovery Energy, Inc. (“Recovery”, “Recovery Energy”, “we”, “our”, and the “Company”). The Agreement was accounted for as a reverse acquisition with Coronado being treated as the acquirer for accounting purposes. Accordingly, the financial statements of Coronado have been adopted as the historical financial statements of Recovery.

The Company is an independent oil and gas exploration and production company focused on the Denver-Julesburg Basin (“DJ Basin”) where it holds 130,000 net acres.  Recovery drills for, operates and produces oil and natural gas wells through the Company’s land holdings located in Wyoming, Colorado, and Nebraska.

All common stock share information is retroactively adjusted for the effect of a 4:1 reverse stock split that was effective October 19, 2011.